UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	2/28

Date of reporting period:	2/28/26

Item 1. Reports to Stockholders.

(a)

FM Compounders Equity ETF

(FMCE) NYSE Arca, Inc.

Annual Shareholder Report - February 28, 2026

Fund Overview

This annual shareholder report contains important information about FM Compounders Equity ETF for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://fmexcelsioretfs.com/fmce/details/. You can also request this information by contacting us at 1-888-530-2448.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FM Compounders Equity ETF	$72	0.70%

How did the Fund perform during the reporting period?

For the fiscal year ended February 28, 2026, FM Compounders Equity ETF ("FMCE") returned 5.42% vs the S&P 500 Equal Weighted of 15.96%.

FMCE’s underperformance was driven largely by a continued market rotation out of financial and software stocks.

The largest contributors to FMCE's performance in the period (enumerated with return contribution) were: AMAT (+3.22%), ASML (+2.60%) and INTC (+2.39%). The largest detractors were SNPS (-1.18%), CRM (-1.12%) and PGR (-1.06%).

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

FM Compounders Equity ETF - NAV
S&P 500® Equal Weight Index
$15,000
$10,000
$5,000
$0
$11,400
$10,831
11/08/24
11/30/24
12/31/24
01/31/25
02/28/25
03/31/25
04/30/25
05/31/25
06/30/25
07/31/25
08/31/25
09/30/25
10/31/25
11/30/25
12/31/25
01/31/26
02/28/26

Table Summary
	FM Compounders Equity ETF - NAV	S&P 500® Equal Weight Index
11/08/24	$10,000	$10,000
11/30/24	$10,304	$10,195
12/31/24	$9,785	$9,557
01/31/25	$10,118	$9,891
02/28/25	$10,274	$9,831
03/31/25	$9,978	$9,499
04/30/25	$9,926	$9,281
05/31/25	$10,322	$9,685
06/30/25	$10,616	$10,017
07/31/25	$10,516	$10,115
08/31/25	$10,729	$10,387
09/30/25	$10,882	$10,503
10/31/25	$10,785	$10,403
11/30/25	$10,833	$10,601
12/31/25	$10,847	$10,649
01/31/26	$11,013	$11,010
02/28/26	$10,831	$11,400

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (November 8, 2024)
FM Compounders Equity ETF - NAV	5.42%	6.30%
S&P 500® Equal Weight Index	15.96%	10.55%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-888-530-2448.

Fund Statistics

Table Summary
Net Assets	$62,645,210
Number of Portfolio Holdings	30
Advisory Fee	$436,620
Portfolio Turnover	46%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	90.2%
Money Market Funds	9.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
33.0%
Financials
14.8%
Industrials
10.6%
Money Market Funds
9.8%
Health Care
9.5%
Consumer Discretionary
7.1%
Communications
4.9%
Consumer Staples
4.3%
Materials
3.8%
Energy
2.2%

Table Summary
Value	Value
Energy	2.2%
Materials	3.8%
Consumer Staples	4.3%
Communications	4.9%
Consumer Discretionary	7.1%
Health Care	9.5%
Money Market Funds	9.8%
Industrials	10.6%
Financials	14.8%
Technology	33.0%

Top 10 Equity Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
General Electric Company	5.1%
Intel Corporation	4.8%
Berkshire Hathaway, Inc. - Class B	4.6%
Progressive Corporation (The)	4.2%
Visa, Inc. - Class A	4.0%
Danaher Corporation	3.9%
Amazon.com, Inc.	3.8%
Linde PLC	3.8%
ASML Holding N.V.	3.8%
Salesforce, Inc.	3.6%

Material Fund Changes

No material changes occurred during the year ended February 28, 2026.

FM Compounders Equity ETF

Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fmexcelsioretfs.com/fmce/details/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 022826-FMCE

FM Focus Equity ETF

(FMCX) NYSE Arca, Inc.

Annual Shareholder Report - February 28, 2026

Fund Overview

This annual shareholder report contains important information about FM Focus Equity ETF for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://fmexcelsioretfs.com/fmcx/details/. You can also request this information by contacting us at 1-888-530-2448.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FM Focus Equity ETF	$73	0.70%

How did the Fund perform during the reporting period?

For the fiscal year ended February 28, 2026, FM Focus Equity ETF ("FMCX")returned 8.61% vs. the S&P 500 Index of 16.99%.

FMCX’s underperformance was driven largely by a continued market rotation out of financial and software stocks.

The largest contributors to FMCX's performance in the period (enumerated with return contribution) were: AMAT (+3.34%), GE (+3.08%) and GEV US (+2.27%). The largest detractors were KKR (-1.92%), CRM (-1.49%) and SNPS (-1.17%).

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

FM Focus Equity ETF - NAV
S&P 500® Index
$20,000
$15,000
$10,000
$5,000
$0
$17,046
$14,202
04/22/22
08/31/22
02/28/23
08/31/23
02/29/24
08/31/24
02/28/25
08/31/25
02/28/26

Table Summary
	FM Focus Equity ETF - NAV	S&P 500® Index
04/22/22	$10,000	$10,000
08/31/22	$9,224	$9,316
02/28/23	$9,266	$9,433
08/31/23	$10,167	$10,801
02/29/24	$11,513	$12,306
08/31/24	$12,440	$13,732
02/28/25	$13,075	$14,571
08/31/25	$14,233	$15,913
02/28/26	$14,202	$17,046

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (April 22, 2022)
FM Focus Equity ETF - NAV	8.61%	9.53%
S&P 500® Index	16.99%	14.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-888-530-2448.

Fund Statistics

Table Summary
Net Assets	$108,523,011
Number of Portfolio Holdings	30
Advisory Fee	$745,050
Portfolio Turnover	67%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	92.1%
Money Market Funds	7.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
35.4%
Financials
12.5%
Industrials
12.2%
Consumer Discretionary
11.6%
Health Care
9.8%
Money Market Funds
7.9%
Communications
6.0%
Materials
4.6%

Table Summary
Value	Value
Materials	4.6%
Communications	6.0%
Money Market Funds	7.9%
Health Care	9.8%
Consumer Discretionary	11.6%
Industrials	12.2%
Financials	12.5%
Technology	35.4%

Top 10 Equity Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
General Electric Company	6.5%
Microsoft Corporation	6.3%
Berkshire Hathaway, Inc. - Class A	4.9%
Linde PLC	4.6%
KKR & Company, Inc.	4.4%
O'Reilly Automotive, Inc.	4.2%
Danaher Corporation	4.1%
Amazon.com, Inc.	4.1%
Intel Corporation	3.9%
Applied Materials, Inc.	3.8%

Material Fund Changes

No material changes occurred during the year ended February 28, 2026.

FM Focus Equity ETF

Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fmexcelsioretfs.com/fmcx/details/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 022826-FMCX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Mark Gersten, Anthony J. Hertl, and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten, Mr. Hertl and Mr. Taylor are independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2026 - $29,500

2025 - $28,700

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2026 – $6,400

2025 – $9,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended February 28, 2026, and 2025 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended February 28, 2026, and 2025 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

FM Focus Equity ETF(fmcx)

FM Compounders Equity ETF(fmce)

Annual Financial Statements
and Additional Information

February 28, 2026

FM FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 92.1%
	AEROSPACE & DEFENSE - 6.5%
20,702	General Electric Company	$7,085,466

	ASSET MANAGEMENT - 4.4%
54,752	KKR & Company, Inc.	4,800,655

	CHEMICALS - 4.6%
9,899	Linde PLC	5,029,484

	DIVERSIFIED INDUSTRIALS - 2.6%
11,545	Honeywell International, Inc.	2,812,247

	E-COMMERCE DISCRETIONARY - 4.1%
21,194	Amazon.com, Inc.(a)	4,450,740

	ELECTRICAL EQUIPMENT - 3.1%
3,800	GE Vernova, Inc.	3,319,680

	HEALTH CARE FACILITIES & SERVICES - 2.2%
8,276	UnitedHealth Group, Inc.	2,427,103

	INSURANCE - 8.1%
7	Berkshire Hathaway, Inc., Class A(a)	5,299,000
10,116	Chubb Ltd.	3,448,140
		8,747,140
	INTERNET MEDIA & SERVICES - 6.1%
1,646	Alphabet, Inc., Class A	513,157
5,051	Alphabet, Inc., Class C	1,573,033
3,329	Meta Platforms, Inc., Class A	2,157,791
31,124	Uber Technologies, Inc.(a)	2,347,372
		6,591,353
	MEDICAL EQUIPMENT & DEVICES - 7.5%
47,843	Boston Scientific Corporation(a)	3,676,735
21,344	Danaher Corporation	4,495,899
		8,172,634

See accompanying notes to financial statements.

FM FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 92.1% (Continued)
	RETAIL - DISCRETIONARY - 7.5%
960	AutoZone, Inc.(a)	$3,605,357
48,255	O’Reilly Automotive, Inc.(a)	4,530,179
		8,135,536
	SEMICONDUCTORS - 15.8%
11,164	Applied Materials, Inc.	4,156,357
2,477	ASML Holding N.V. - ADR	3,593,037
10,086	Broadcom, Inc.	3,222,981
93,120	Intel Corporation(a)	4,247,204
10,748	NVIDIA Corporation	1,904,438
		17,124,017
	SOFTWARE – 16.0%
75,724	BlackLine, Inc.(a)	2,669,271
17,342	Microsoft Corporation	6,810,897
12,426	Oracle Corporation	1,806,740
20,650	Salesforce, Inc.	4,022,414
4,938	Synopsys, Inc.(a)	2,044,332
		17,353,654
	TECHNOLOGY SERVICES - 3.6%
3,966	S&P Global, Inc.	1,752,496
6,761	Visa, Inc., Class A	2,164,467
		3,916,963

	TOTAL COMMON STOCKS (Cost $79,766,643)	99,966,672

See accompanying notes to financial statements.

FM FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENT — 7.9%
	MONEY MARKET FUND - 7.9%
8,540,812	Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.59% (Cost $8,540,812)(b)	$8,540,812

	TOTAL INVESTMENTS - 100.0% (Cost $88,307,455)	$108,507,484
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(c)	15,527
	NET ASSETS - 100.0%	$108,523,011

ADR	- American Depositary Receipt

N.V.	- Naamloze Vennootschap

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of February 28, 2026.

(c)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

FM COMPOUNDERS EQUITY ETF
SCHEDULE OF INVESTMENTS
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 90.2%
	AEROSPACE & DEFENSE - 5.1%
9,281	General Electric Company	$3,176,516

	ASSET MANAGEMENT - 3.3%
23,264	KKR & Company, Inc.	2,039,788

	CHEMICALS - 3.8%
4,684	Linde PLC	2,379,847

	DIVERSIFIED INDUSTRIALS - 2.6%
6,672	Honeywell International, Inc.	1,625,232

	E-COMMERCE DISCRETIONARY - 3.8%
11,359	Amazon.com, Inc.(a)	2,385,390

	ELECTRICAL EQUIPMENT - 2.9%
2,085	GE Vernova, Inc.	1,821,456

	HEALTH CARE FACILITIES & SERVICES - 2.2%
4,741	UnitedHealth Group, Inc.	1,390,393

	INSURANCE - 8.9%
5,723	Berkshire Hathaway, Inc., Class B(a)	2,889,828
12,432	Progressive Corporation (The)	2,656,221
		5,546,049
	INTERNET MEDIA & SERVICES - 4.9%
2,658	Meta Platforms, Inc., Class A	1,722,863
17,967	Uber Technologies, Inc.(a)	1,355,071
		3,077,934
	MEDICAL EQUIPMENT & DEVICES - 7.2%
27,500	Boston Scientific Corporation(a)	2,113,375
11,478	Danaher Corporation	2,417,726
		4,531,101

See accompanying notes to financial statements.

FM COMPOUNDERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 90.2% (Continued)
	OIL & GAS PRODUCERS - 2.2%
8,856	Phillips 66	$1,366,746

	RETAIL - CONSUMER STAPLES - 0.8%
3,912	Walmart, Inc.	500,540

	RETAIL - DISCRETIONARY - 3.3%
549	AutoZone, Inc.(a)	2,061,813

	SEMICONDUCTORS - 13.2%
6,136	Applied Materials, Inc.	2,284,433
1,627	ASML Holding N.V. - ADR	2,360,061
65,797	Intel Corporation(a)	3,001,001
3,547	NVIDIA Corporation	628,493
		8,273,988
	SOFTWARE - 11.4%
42,509	BlackLine, Inc.(a)	1,498,442
5,578	Microsoft Corporation	2,190,704
11,729	Salesforce, Inc.	2,284,692
2,828	Synopsys, Inc.(a)	1,170,792
		7,144,630
	SPECIALTY FINANCE - 2.7%
5,474	American Express Company	1,690,919

	TECHNOLOGY SERVICES - 8.4%
3,343	Mastercard, Inc., Class A	1,729,033
2,294	S&P Global, Inc.	1,013,673
7,842	Visa, Inc., Class A	2,510,538
		5,253,244
	TOBACCO & CANNABIS - 3.5%
11,812	Philip Morris International, Inc.	2,206,836

	TOTAL COMMON STOCKS (Cost $39,742,103)	56,472,422

See accompanying notes to financial statements.

FM COMPOUNDERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENT — 9.8%
	MONEY MARKET FUND - 9.8%
6,154,463	Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.59% (Cost $6,154,463)(b)	$6,154,463

	TOTAL INVESTMENTS - 100.0% (Cost $45,896,566)	$62,626,885
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(c)	18,325
	NET ASSETS - 100.0%	$62,645,210

ADR	- American Depositary Receipt

N.V.	- Naamloze Vennootschap

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of February 28, 2026.

(c)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

The FM ETFs
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2026

		FM Compounders
	FM Focus Equity ETF	Equity ETF
ASSETS
Investment securities:
At cost	$88,307,455	$45,896,566
At value	$108,507,484	$62,626,885
Dividends and interest receivable	73,835	51,886
TOTAL ASSETS	108,581,319	62,678,771

LIABILITIES
Investment advisory fees payable	58,308	33,561
TOTAL LIABILITIES	58,308	33,561
NET ASSETS	$108,523,011	$62,645,210

Net Assets Consist Of:
Paid in capital	$87,724,833	$44,551,497
Accumulated earnings	20,798,178	18,093,713
NET ASSETS	$108,523,011	$62,645,210

Net Asset Value Per Share:
Net Assets	$108,523,011	$62,645,210
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,210,000	2,393,047
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$33.81	$26.18

See accompanying notes to financial statements.

The FM ETFs
STATEMENTS OF OPERATIONS
For the Year Ended February 28, 2026

		FM Compounders
	FM Focus Equity ETF	Equity ETF
INVESTMENT INCOME
Dividends	$647,769	$759,695
Interest	459,003	206,371
Less: Foreign withholding taxes	(4,666)	(4,277)
TOTAL INVESTMENT INCOME	1,102,106	961,789

EXPENSES
Investment advisory fees	745,050	436,620
TOTAL EXPENSES	745,050	436,620

NET INVESTMENT INCOME	357,056	525,169

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
In-kind redemptions	6,080,623	24,451,299
Investments	1,630,714	1,907,869
	7,711,337	26,359,168
Net change in unrealized appreciation (depreciation) on investments	463,182	(23,956,633)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	8,174,519	2,402,535

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,531,575	$2,927,704

See accompanying notes to financial statements.

FM Focus Equity ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	February 28, 2026	February 28, 2025
FROM OPERATIONS
Net investment income	$357,056	$247,023
Net realized gain on investments	7,711,337	12,210,669
Net change in unrealized appreciation (depreciation) on investments	463,182	(47,193)
Net increase in net assets resulting from operations	8,531,575	12,410,499

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from earnings	(386,632)	(2,114,896)
Net decrease in net assets resulting from distributions to shareholders	(386,632)	(2,114,896)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	24,007,355	63,588,995
Cost of shares redeemed	(24,847,304)	(62,499,740)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(839,949)	1,089,255

TOTAL INCREASE IN NET ASSETS	7,304,994	11,384,858

NET ASSETS
Beginning of Year	101,218,017	89,833,159
End of Year	$108,523,011	$101,218,017

SHARE ACTIVITY
Shares Sold	740,000	2,130,000
Shares Redeemed	(770,000)	(2,090,000)
Net increase (decrease) in shares of beneficial interest outstanding	(30,000)	40,000

See accompanying notes to financial statements.

FM Compounders Equity ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	February 28, 2026	February 28, 2025 (a)
FROM OPERATIONS
Net investment income	$525,169	$311,183
Net realized gain on investments	26,359,168	8,059,444
Net change in unrealized depreciation on investments	(23,956,633)	(6,613,967)
Net increase in net assets resulting from operations	2,927,704	1,756,660

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from earnings	(2,007,631)	(139,459)
Net decrease in net assets resulting from distributions to shareholders	(2,007,631)	(139,459)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	37,649,339	74,735,741
Cost of shares redeemed	(36,098,478)	(16,178,666)
Net increase in net assets resulting from shares of beneficial interest	1,550,861	58,557,075

TOTAL INCREASE IN NET ASSETS	2,470,934	60,174,276

NET ASSETS
Beginning of Period	60,174,276	—
End of Period	$62,645,210	$60,174,276

SHARE ACTIVITY
Shares Sold	1,490,000	2,988,054
Shares Redeemed	(1,445,000)	(640,007)
Net increase in shares of beneficial interest outstanding	45,000	2,348,047

(a)	The FM Compounders Equity ETF commenced operations on November 8, 2024.

See accompanying notes to financial statements.

FM Focus Equity ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Year Ended	Year Ended	Period Ended
	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023 (1)
Net asset value, beginning of period	$31.24	$28.07	$22.90	$25.01
Activity from investment operations:
Net investment income (2)	0.12	0.08	0.12	0.04
Net realized and unrealized gain (loss) on investments	2.57	3.75	5.41	(1.88)
Total from investment operations	2.69	3.83	5.53	(1.84)
Less distributions from:
Net investment income	(0.12)	(0.08)	(0.12)	(0.03)
Net realized gains	—	(0.58)	(0.24)	(0.24)
Total distributions	(0.12)	(0.66)	(0.36)	(0.27)
Net asset value, end of period	$33.81	$31.24	$28.07	$22.90
Total return (4)(6)	8.61%	13.57%	24.25%	(7.34)%
Net assets, at end of period (000s)	$108,523	$101,218	$89,833	$72,243
Ratio of net expenses to average net assets (3)	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets (3)	0.34%	0.25%	0.45%	0.19%
Portfolio Turnover Rate (4)(5)	67%	58%	53%	77%

(1)	The FM Focus Equity ETF commenced operations on April 22, 2022.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized for periods less than one year.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

See accompanying notes to financial statements.

FM Compounders Equity ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Period Ended
	February 28, 2026	February 28, 2025 (1)
Net asset value, beginning of period	$25.63	$25.00
Activity from investment operations:
Net investment income (2)	0.22	0.12
Net realized and unrealized gain on investments	1.17	0.56
Total from investment operations	1.39	0.68
Less distributions from:
Net investment income	(0.22)	(0.05)
Net realized gains	(0.62)	—
Total distributions	(0.84)	(0.05)
Net asset value, end of period	$26.18	$25.63
Total return (4)(6)	5.42%	2.74%
Net assets, at end of period (000s)	$62,645	$60,174
Ratio of net expenses to average net assets (3)	0.70%	0.70%
Ratio of net investment income to average net assets (3)	0.84%	1.61%
Portfolio Turnover Rate (4)(5)	46%	21%

(1)	The FM Compounders Equity ETF commenced operations on November 8, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized for periods less than one year.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

See accompanying notes to financial statements.

The FM ETFs

NOTES TO FINANCIAL STATEMENTS

February 28, 2026

1.	ORGANIZATION

The FM Focus Equity ETF (“FMCX”) and the FM Compounders Equity ETF (“FMCE”) (each a “Fund” and collectively the “Funds”) are each a non-diversified series of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund’s investment objective is to seek long-term capital appreciation. Each Fund’s investment objective is non-fundamental. FMCX and FMCE commenced operations on April 22, 2022 and November 8, 2024, respectively.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” , including Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the Funds’ portfolio manager and the chief financial officer of the Trust. The Funds operate as a single operating segment. The Funds’ income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Funds adopted the FASB ASU 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures”, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the

The FM ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2026

“Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value (“NAV”).

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or

The FM ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2026

comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are generally a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2026 for the Funds’ assets measured at value:

FMCX
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$99,966,672	$—	$—	$99,966,672
Short-Term Investment	8,540,812	—	—	8,540,812
Total	$108,507,484	$—	$—	$108,507,484

The FM ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2026

FMCE
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$56,472,422	$—	$—	$56,472,422
Short-Term Investment	6,154,463	—	—	6,154,463
Total	$62,626,885	$—	$—	$62,626,885

The Funds did not hold any Level 2 or Level 3 securities during the year.

*	See Schedule of Investments for industry classification.

In-Kind Seeding - The seeding (capital required to fund initial creation units to commence trading) of FMCE was provided by in-kind seeding. The particulars of the in-kind seeding are described below:

FMCE was seeded through the exchange of ETF shares for the securities held by various separately managed accounts (“SMAs”) on November 8, 2024. The transactions were structured as tax-free exchanges of shares. FMCE carried forward the historical cost basis of investments and cumulative unrealized gains and losses as reported by the SMAs prior to the transactions to align ongoing financial reporting. Investment companies carry substantially all their assets at fair value for periodic and ongoing reporting. The primary use of historical cost basis is to determine both realized and unrealized gains and losses.

The transaction resulted in the following:

Initial Fair Value of Securities
acquired by Fund	Cost Basis	Unrealized Gain (Loss)
$68,326,309	$21,025,390	$47,300,919

The above securities were contributed at fair value of $68,326,309 and unrealized appreciation of $47,300,919, in exchange for 2,733,053 shares at a NAV of $25.00.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid semi-annually for each Fund. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributable net realized capital gains, if any, are declared and distributed annually no later than December 31 of each year. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

The FM ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2026

Federal Income Taxes – The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filed for open tax year ended February 28, 2023 to February 28, 2025, or expected to be taken in the Fund’s February 28, 2026 year-end tax return. The Funds identify their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for

The FM ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2026

particular products or resources, natural disasters, climate-change and climate related events, pandemics, epidemics, terrorism, international conflicts, regulatory events, tariffs and trade wars, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on both the U.S. and global financial markets.

3.	INVESTMENT TRANSACTIONS

For the year ended February 28, 2026, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

Ticker	Purchases	Sales
FMCX	$83,914,437	$64,551,557
FMCE	$49,502,803	$26,751,349

For the year ended February 28, 2026, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

Ticker	Purchases	Sales
FMCX	$—	$18,952,165
FMCE	$7,740,524	$34,386,119

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board. First Manhattan Co. LLC (the “Adviser”) serves as the Funds’ investment adviser pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). The Adviser has engaged Vident Advisory, LLC dba Vident Asset Management, as the trading sub-adviser (the “Sub-Adviser”), to trade portfolio securities for the Funds in accordance with instructions provided by the Adviser and select broker-dealers to execute purchase and sale transactions. The Trust has entered into a Custody Agreement with State Street Bank and Trust Company (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Funds.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate indicated below of each Fund’s average daily net assets. For the year ended February 28, 2026, each Fund incurred the following in advisory fees:

Ticker	ANNUAL RATE	TOTAL ADVISORY FEE
FMCX	0.70%	$745,050
FMCE	0.70%	$436,620

The Adviser’s unitary management fee is designed to pay the Funds’ expenses and to compensate the Adviser for providing services for the Funds. Out of the unitary management fee, the Adviser pays substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Trustees’ fees, except for payment of advisory fees, any front-end or contingent deferred loads, brokerage fees and commissions, any Rule

The FM ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2026

12b-1 fees, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses. The Adviser, and not the Funds’ shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services, as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Each Trustee who is not affiliated with the Trust (“Independent Trustees”) or the Adviser receives quarterly fees. For the year ended February 28, 2026, the Independent Trustees received fees in the amount of $11,118 and $11,118 from FMCX and FMCE, respectively, paid by the Adviser.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by each Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 5,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depositary Trust Company “DTC” participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash

The FM ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2026

component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

The Transaction Fees for the Funds are listed in the table below:

	Fee for In-Kind and Cash	Maximum Additional Variable
Ticker	Purchases	Charge for Cash Purchases*
FMCX	$100	2.00%
FMCE	$150	2.00%

*	The maximum Transaction Fee is 2.00% as a percentage of the net asset value per Creation Unit.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following periods were as follows:

For fiscal year or period ended 2/28/2026

	Ordinary	Long-Term	Return of
Ticker	Income	Capital Gains	Capital	Total
FMCX	$374,226	$12,406	$—	$386,632
FMCE	527,758	1,479,873	—	2,007,631

For fiscal year or period ended 2/28/2025

	Ordinary	Long-Term	Return of
Ticker	Income	Capital Gains	Capital	Total
FMCX	$246,098	$1,868,798	$—	$2,114,896
FMCE	139,459	—	—	139,459

As of February 28, 2026, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Ticker	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
FMCX	$—	$646,844	$—	$—	$—	$20,151,334	$20,798,178
FMCE	170,937	1,193,295	—	—	—	16,729,481	18,093,713

The difference between book basis and tax basis unrealized appreciation and accumulated net realized gains from investments is attributable to the tax deferral of losses on wash sales and adjustments for partnerships, real estate investment trusts and C-Corporation return of capital distributions.

The FM ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2026

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of tax adjustments for realized gain (loss) on in-kind redemptions resulted in reclassifications for the Fund for the fiscal year ended February 28, 2026, as follows:

	Paid In	Accumulated
Ticker	Capital	Earnings (Losses)
FMCX	$6,039,538	$(6,039,538)
FMCE	24,461,664	(24,461,664)

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
Ticker	Cost	Appreciation	Depreciation	(Depreciation)
FMCX	$88,356,150	$23,879,472	$(3,728,138)	$20,151,334
FMCE	45,897,404	19,610,745	(2,881,264)	16,729,481

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of FM Focus Equity ETF and FM Compounders Equity ETF and
Board of Trustees of Northern Lights Fund Trust IV

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Northern Lights Fund Trust IV comprising the funds listed below (the “Funds”) as of February 28, 2026, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Statements of
	Statements of	Changes in Net
Fund Name	Operations	Assets	Financial Highlights
FM Focus Equity ETF	For the year ended February 28, 2026	For the years ended February 28, 2026 and 2025	For the years ended February 28, 2026, 2025, February 29, 2024, and for the period from April 22, 2022 (commencement of operations) through February 28, 2023
FM Compounders Equity ETF	For the year ended February 28, 2026	For the year ended February 28, 2026 and the period from November 8, 2024 (commencement of operations) through February 28, 2025

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

COHEN & COMPANY, LTD.

Registered with the Public Company Accounting Oversight Board

800.229.1099 | 866.818.4538 fax | cohenco.com

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2022.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

April 29, 2026

The FM ETFs

Additional Information (Unaudited)

February 28, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the notes of the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Renewal of the Investment Advisory Agreement with First Manhattan Co., LLC

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on October 23, 2025 (the “Meeting”), the Board, all of who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “First Manhattan Advisory Agreement”) between First Manhattan Co., LLC (“First Manhattan”) and the Trust, with respect to FM Focus Equity ETF (“FMFE”) and FM Compounders Equity ETF (“FMCE,” and collectively with FMFE, the “FM ETFs”). In considering the renewal of the First Manhattan Advisory Agreement, the Board received materials specifically relating to the First Manhattan Advisory Agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the First Manhattan Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the First Manhattan Advisory Agreement on behalf of the FM ETFs and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the First Manhattan Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed the key personnel servicing the FM ETFs, noting the experience of each. The Board reviewed the investment advisory services provided by First Manhattan, including portfolio management, noting that it engaged a sub-adviser to provide portfolio trading services. The Board noted that First Manhattan delegated the selection of broker-dealers to the sub-adviser and reviewed the factors the sub-adviser considered in its selection, including the broker-dealer’s ability to achieve best execution. The Board noted First Manhattan’s oversight responsibilities of the sub-adviser. The Board observed that First Manhattan reported no compliance issues or material litigation or administrative action since the last approval of the advisory agreement. The Board concluded it could expect First Manhattan to continue to provide satisfactory services to the FM ETFs and their shareholders.

The FM ETFs

Additional Information (Unaudited)(Continued)

February 28, 2026

Performance.

FMFE - The Board noted that FMFE had net returns of 16.98%, outperforming its peer group and Morningstar category medians, as well as its benchmark index, the S&P 500 Total Return Index, for the 1-year period ended July 31, 2025, with returns of 12.61%, 13.45% and 16.33%, respectively. The Board further noted that FMFE was in the first quartile of its peer group and Morningstar category index, in terms of its net returns for the same period, ranking 1 out of 10 in its peer group and 17 out of 87 in its Morningstar category. The Board observed that FMFE underperformed its benchmark index and Morningstar category median for the 3-year and since inception periods ended July 31, 2025 but outperformed its peer group median. The Board further observed that FMFE ranked in the second quartile of its peer group and Morningstar category in terms of standard deviation for the 3-year and since inception periods ended July 31, 2025. The Board concluded that FMFE’s performance was acceptable.

FMCE - The Board observed that FMCE’s net returns of 2.06% underperformed its Morningstar category median of 3.85% but outperformed its peer group median and benchmark index, the S&P 500 Equal Weighted Total Return Index, of 1.88% and -0.79%, respectively, for the since inception period ended July 31, 2025. The Board noted that FMCE ranked in the first quartile of its peer group and Morningstar category in terms of standard deviation for the same period. The Board concluded that FMCE’s performance was acceptable.

Fees and Expenses.

FMFE - The Board observed that First Manhattan’s advisory fee for FMFE of 0.70% and net expense ratio of 0.70% were higher than its peer group and Morningstar category medians and averages, but below the highs of each, which were 0.95% and 0.85%, respectively, for the peer group and 1.05% and 1.23%, respectively for the Morningstar category. The Board concluded that the fee for FMFE was not unreasonable.

FMCE - The Board noted that First Manhattan’s advisory fee of 0.70% for FMCE was above its peer group and Morningstar category averages and medians but equal to the peer group high and below the Morningstar category high of 1.05%. The Board observed that FMCE’s net expense ratio of 0.70% was above the peer group and Morningstar category medians and averages but below the highs of 0.80% and 1.23%, respectively. The Board concluded that the fee for FMCE was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by First Manhattan of each of the FM ETFs. The Board noted that First Manhattan was earning a modest profit for each of the FM ETFs. The Board determined that excessive profitability was not an issue for First Manhattan with respect to the FM ETFs at this time.

Economies of Scale. The Board considered whether economies of scale had been reached with respect to the management of the FM ETFs. The Board noted that there were no perceived economies of scale at this time, but First Manhattan indicated a willingness to revisit the topic at the appropriate time.

The FM ETFs

Additional Information (Unaudited)(Continued)

February 28, 2026

Conclusion. Having requested such information from First Manhattan as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and with the advice of independent counsel, the Board determined that renewal of the advisory agreement between First Manhattan and the Trust, on behalf of each of the FM ETFs, was in the best interests of the FM ETFs and their shareholders.

Renewal of Investment Sub-Advisory Agreement between First Manhattan Co., LLC and Vident Advisory, LLC dba Vident Asset Management

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on October 23, 2025 (the “Meeting”), the Board, all of who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment sub-advisory agreement (the “Vident Sub-Advisory Agreement”) between First Manhattan Co., LLC (“First Manhattan”) and Vident Advisory, LLC dba Vident Asset Management (“Vident”), with respect to FM Focus Equity ETF (“FMFE”) and FM Compounders Equity ETF (“FMCE,” and collectively with FMFE, the “FM ETFs”). In considering the renewal of the Vident Sub-Advisory Agreement, the Board received materials specifically relating to the Vident Sub-Advisory Agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the Vident Sub-Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Vident Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Vident Sub-Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed the key professionals servicing the FM ETFs, noting no material changes. The Board reviewed the sub-advisory services Vident provided to the FM ETFs, which included portfolio trading services and support of the adviser. The Board reviewed the factors Vident considered in broker-dealer selection, which included best-execution selection, as well as Vident’s practices for monitoring compliance. The Board concluded that it could expect Vident to continue providing high quality services to each of the FM ETFs and their shareholders.

Performance.

FMFE - The Board noted that FMFE had net returns of 16.98%, outperforming its peer group and Morningstar category medians, as well as its benchmark index, the S&P 500 Total Return Index, for the 1-year period ended July 31, 2025, with returns of 12.61%, 13.45% and 16.33%, respectively. The Board further noted that FMFE was in the first quartile of its peer group and Morningstar category index, in terms of its net returns for the same period, ranking 1 out of 10 in its peer group and 17 out of 87 in its Morningstar category. The Board observed that FMFE underperformed its benchmark index and Morningstar category median for the 3-year and since inception periods ended July 31, 2025 but outperformed its peer group median. The Board

The FM ETFs

Additional Information (Unaudited)(Continued)

February 28, 2026

further observed that FMFE ranked in the second quartile of its peer group and Morningstar category in terms of standard deviation for the 3-year and since inception periods ended July 31, 2025. The Board concluded that FMFE’s performance was acceptable.

FMCE - The Board observed that FMCE’s net returns of 2.06% underperformed its Morningstar category median of 3.85% but outperformed its peer group median and benchmark index, the S&P 500 Equal Weighted Total Return Index, of 1.88% and -0.79%, respectively, for the since inception period ended July 31, 2025. The Board noted that FMCE ranked in the first quartile of its peer group and Morningstar category in terms of standard deviation for the same period. The Board concluded that FMCE’s performance was acceptable.

Fees and Expenses. The Board noted that Vident’s sub-advisory fee for each of the FM ETFs, which was structured with breakpoints, was in line with the fees charged to Vident’s other clients. The Board determined that Vident’s sub-advisory fee for each of the FM ETFs was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by Vident for each of the FM ETFs. The Board observed that Vident was operating each of the FM ETFs at a loss. The Board determined that excessive profitability was not an issue for Vident at this time.

Economies of Scale. The Board considered whether Vident would expect realized economies of scale with respect to the sub-advisory services provided to each of the FM ETFs. The Board concluded that it was unlikely that Vident was benefitting from any material economies of scale.

Conclusion. Having requested such information from Vident as the Board believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and with the advice of independent counsel, the Board determined that the renewal of the sub-advisory agreement between First Manhattan and Vident, on behalf of the FM ETFs, was in the best interests of each of the FM ETFs and their shareholders.

 PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-530-2448, visiting the Funds’ website at www.fmexcelsioretfs.com or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of the Funds traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Funds during the past calendar year can be found at www.fmexcelsioretfs.com.

INVESTMENT ADVISER

First Manhattan Co. LLC

399 Park Avenue, 27th Floor

New York, NY 10022

INVESTMENT SUB-ADVISER

Vident Advisory, LLC

1125 Sanctuary Pkwy, Suite 515

Alpharetta, GA 30009

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)        Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2)        Not applicable

(a)(3)        A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4)        Not applicable.

(b)             Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)
/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date	05/08/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date	05/08/26

By (Signature and Title)
/s/ Sam Singh
Sam Singh, Principal Financial Officer/Treasurer

Date	05/08/26